Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2012
Prospectus Date	rr_ProspectusDate	Jun. 15, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I Columbia Balanced Fund (the "Fund") Supplement dated June 15, 2012 to the Fund's prospectuses dated January 1, 2012, as supplemented
(Columbia Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock
Effective on or about June 30, 2012, the first paragraph within the section of each prospectus entitled "Columbia Balanced Fund – Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), allocates the Fund's assets among equity and debt securities (which includes cash and cash equivalents) based on the Investment Manager's assessment of the relative risks and returns of each asset class. The Fund generally will invest between 35% and 65% of its net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal market conditions.